OTHER ACCOUNTS PAYABLE AND RELATED PARTY PAYABLE	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
OTHER ACCOUNTS PAYABLE AND RELATED PARTY PAYABLE

NOTE 6 - OTHER ACCOUNTS PAYABLE AND RELATED PARTY PAYABLE

	December 31,
	2022	2021
	In U.S. dollars in thousands
Accrued expenses	62	13
Deferred income	6	5
Government institutions	4	15
Employees and payroll accruals	268	32
	340	65

APPYEA INC.

NOTES TO THE FINANCIAL STATEMENTS